Operating Leases - Summary of Group's Lease Terms and Discount Rates (Details)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease, Cost [Abstract]
Weighted average remaining lease term (years)	1 year 7 months 6 days	2 years 7 months 6 days	3 years 14 days
Weighted average discount rate (percentage)	9.23%	9.35%	8.58%